Lease - Future lease payments under operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Future lease payments under operating leases
2025	¥ 50,924
2026	47,757
2027	41,707
2028	37,572
2029 and thereafter	6,084
Total future lease payments	184,044
Less: Imputed interest	(13,939)
Total lease liability balance	¥ 170,105	¥ 115,949